Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of interest rate swap hedges on results
Unrealized gains	$ 16,285	$ 24,915	$ 22,121
Unrealized and realized gains/(losses) on interest rate swaps	(39,857)	(98,713)	(126,150)
Interest rate swap contracts
Financial Instruments
Unrealized gains/(losses) related to fair value changes	48,900	114,200	139,400
Interest rate swap contracts | Cash Flow Hedges
Financial Instruments
Fair Value	(4,538)	(53,420)
Unrealized losses reclassified from accumulated OCI into earnings	32,600	88,900	116,600
Effect of interest rate swap hedges on results
Total realized losses	(52,700)	(120,600)	(145,600)
Amortization of deferred realized losses	(4,000)	(4,000)	(4,000)
Unrealized gains	16,200	25,200	22,800
Unrealized and realized gains/(losses) on interest rate swaps	(40,500)	(99,400)	$ (126,800)
RBS, CITI and Eurobank | Interest rate swap contracts | Cash Flow Hedges
Financial Instruments
Fair Value	(1,012)	(52,539)
LIBOR | RBS | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	5.07%
Fair Value		(2,011)
LIBOR | RBS | Interest rate swap contracts | 5.12% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 100,000
Fixed Rate (Danaos pays) (as a percent)	5.12%
Fair Value		(4,246)
LIBOR | RBS | Interest rate swap contracts | 5.07% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 100,000
Fixed Rate (Danaos pays) (as a percent)	5.07%
Fair Value		(4,248)
LIBOR | CITI | Interest rate swap contracts | 5.124% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	5.124%
Fair Value		(2,895)
LIBOR | CITI | Interest rate swap contracts | 5.1775% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	5.1775%
Fair Value		(3,008)
LIBOR | CITI | Interest rate swap contracts | 5.1% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 250,000
Fixed Rate (Danaos pays) (as a percent)	5.10%
Fair Value		(10,167)
LIBOR | CITI | Interest rate swap contracts | 4.98% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 100,000
Fixed Rate (Danaos pays) (as a percent)	4.98%
Fair Value		(4,249)
LIBOR | CITI | Interest rate swap contracts | 4.695% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.695%
Fair Value	$ (1,012)	(9,524)
LIBOR | Eurobank | Interest rate swap contracts | 4.8125% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.8125%
Fair Value		(8,428)
LIBOR | Eurobank | Interest rate swap contracts | 4.755% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 200,000
Fixed Rate (Danaos pays) (as a percent)	4.755%
Fair Value		(3,763)
LIBOR | ABN Amro | Interest rate swap contracts | 1.4975% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 325,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%
Fair Value	$ (2,113)	(617)
LIBOR | ABN Amro | Interest rate swap contracts | 1.4125% p.a.
Financial Instruments
Notional Amount on Effective Date	$ 250,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%
Fair Value	$ (1,413)	$ (264)